Segments - Property and Equipment, Intangible Assets by Region (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Segments
Property And Equipment And Intangible Assets	€ 26,009,024	€ 25,700,116
Asia
Segments
Property And Equipment And Intangible Assets	10,385,963	11,910,958
China
Segments
Property And Equipment And Intangible Assets	5,888,822	5,419,236
Japan
Segments
Property And Equipment And Intangible Assets	4,376,990	6,491,722
Philippines
Segments
Property And Equipment And Intangible Assets	120,151
Europe (Germany)
Segments
Property And Equipment And Intangible Assets	15,544,363	13,776,742
North America (United States)
Segments
Property And Equipment And Intangible Assets	€ 78,698	€ 12,416